Property and Equipment, Net (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Summary of Property and Equipment
Property and equipment, net consisted of the following as of June 30, 2022 and December 31, 2021:

	JUNE 30, 2022	DECEMBER 31, 2021

	($ in thousands)
Computer hardware and software	$868	$732
Laboratory equipment	20,815	19,590
Leasehold improvements	10,883	10,442
Manufacturing equipment	1,214	—
Construction in progress	11,636	1,894

Total	45,416	32,658
Less: Accumulated depreciation and amortization	(13,331)	(9,259)

Property and equipment, net	$32,085	$23,399

Property and equipment, net consisted of the following as of December 31, 2020 and 2021 (in thousands):

	DECEMBER 31,
	2020	2021
Computer hardware and software	$533	$732
Laboratory equipment	8,040	19,590
Leasehold improvements	4,545	10,442
Construction in progress	6,847	1,894
Total	19,965	32,658
Less: Accumulated depreciation and amortization	(3,686)	(9,259)
Property and equipment, net	$16,279	$23,399